Balance Sheet Components - Schedule of Acrcued expenses - Details (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Accrued professional service fees	$ 3,405	$ 2,024
Accrued sales and marketing costs	1,525	574
Accrued research and development costs	789	459
Accrued others	960	79
Accrued expenses	$ 6,679	$ 3,136	$ 3,259